Document and Entity Information	May 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001882782
Document Period End Date	May 07, 2026
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Odyssey Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43270
Entity Tax Identification Number	86-3384382
Entity Address, Address Line One	51 Sleeper Street
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	617
Local Phone Number	865-9628
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ODTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false